Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Description of the Business	Description of the Business Sarcos Technology and Robotics Corporation (the “Company” or “Sarcos”), designs and produces highly dexterous mobile robotic systems for use in dynamic environments.

Description of the Business

Sarcos Technology and Robotics Corporation (the “Company” or “Sarcos”) formerly known as Rotor Acquisition Corp. (“Rotor”), designs and produces highly-dexterous mobile robotic systems for use in dynamic environments.

Business Combination

Business Combination

On September 24, 2021 (the “Closing Date”), the Company consummated the business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated as of April 5, 2021, by and among Rotor, Rotor Merger Sub Corp., a Delaware corporation, and a direct, wholly-owned subsidiary of Rotor (“Merger Sub”), and Sarcos Corp., a Utah corporation (“Old Sarcos”) and Amendment No. 1 to the Agreement and Plan of Merger, dated as of August 28, 2021 (the “Amendment” and the Original Merger Agreement, as amended, the “Merger Agreement”), by and among the Company, Merger Sub and Old Sarcos. Pursuant to the terms of the Merger Agreement, the Business Combination between the Company and Old Sarcos was effected through the merger of Merger Sub with and into Old Sarcos, with Old Sarcos continuing as the surviving corporation (the “Merger”) and a wholly-owned subsidiary of the Company. On the Closing Date, the registrant changed its name from Rotor Acquisition Corp. to Sarcos Technology and Robotics Corporation.

Immediately prior to the effective time of the Merger (the “Effective Time”), all issued and outstanding warrants to purchase shares of Class A common stock of Old Sarcos were net exercised and all issued and outstanding shares of preferred stock of Old Sarcos were converted into common stock of Old Sarcos (collectively, the “Old Sarcos Common Stock”). Pursuant to the terms of the Merger Agreement, at the Effective Time:

•

Each outstanding share of Old Sarcos Common Stock, after giving effect to the conversion described above, was cancelled and converted into and became (i) the right to receive approximately 5.129222424 shares (the “Exchange Ratio”) of Common Stock of the Company, par value $0.0001 per share (the “Common Stock”), rounded down to the nearest whole share plus (ii) the contingent right to receive a portion of additional shares of Common Stock upon achievement of certain milestones (the “Contingent Merger Consideration”), as described below; and

•

All outstanding options, restricted stock units (“RSUs”) and restricted stock award (“RSA”) of Old Sarcos, whether vested or unvested, were assumed by the Company and converted into options, RSUs and RSA of the Company.

In addition, each holder of Old Sarcos capital stock (including the Old Sarcos RSA) was entitled to a right to Contingent Merger Consideration at the Closing Date in the form of earn-outs, up to an aggregate of 28,125,000 shares of Common Stock.

On the Closing Date, certain investors (the “PIPE Investors”) purchased from the Company an aggregate of 22,000,000 shares (the “PIPE Shares”) of Common Stock at a price of $10.00 per share, for an aggregate purchase price of $220.0 million (the “PIPE Financing”), in a private placement pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into effective as of April 5, 2021.

On September 27, 2021, the Common Stock and warrants of Sarcos Technology and Robotics Corporation (formerly those of Rotor Acquisition Corp.), ceased trading on the New York Stock Exchange and began trading on The Nasdaq Global Market (“Nasdaq”) as “STRC” and “STRCW”, respectively.

Business Combination

On September 24, 2021 (the “Closing Date”), the Company consummated a business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated as of April 5, 2021, by and among Rotor Acquisition Corp. (“Rotor”), Rotor Merger Sub Corp., a Delaware corporation, and a direct, wholly-owned subsidiary of Rotor (“Merger Sub”), and Sarcos Corp., a Utah corporation (“Old Sarcos”) and Amendment No. 1 to the Agreement and Plan of Merger, dated as of August 28, 2021 (the “Amendment” and the Original Sarcos Merger Agreement, as amended, the “Sarcos Merger Agreement”), by and among the Company, Merger Sub and Old Sarcos. Pursuant to the terms of the Sarcos Merger Agreement, the Business Combination between the Company and Old Sarcos was effected through the merger of Merger Sub with and into Old Sarcos, with Old Sarcos continuing as the surviving corporation (the “Merger”) and a wholly-owned subsidiary of the Company. On the Closing Date, Rotor changed its name to Sarcos Technology and Robotics Corporation.

Immediately prior to the effective time of the Merger (the “Effective Time”), all issued and outstanding warrants to purchase shares of Class A common stock of Old Sarcos were net exercised and all issued and outstanding shares of preferred stock of Old Sarcos were converted into common stock of Old Sarcos (collectively, the “Old Sarcos Common Stock”). Pursuant to the terms of the Sarcos Merger Agreement, at the Effective Time:

•

Each outstanding share of Old Sarcos Common Stock, after giving effect to the conversion described above, was cancelled and converted into and became (i) the right to receive approximately 5.129222424 shares (the “Exchange Ratio”) of Common Stock of the Company, par value $0.0001 per share (the “Common Stock”), rounded down to the nearest whole share plus (ii) the contingent right to receive a portion of additional shares of Common Stock upon achievement of certain milestones (the “Contingent Merger Consideration”), as described below;

•

All outstanding options, restricted stock units (“RSUs”) and restricted stock awards (“RSAs”) of Old Sarcos, whether vested or unvested, were assumed by the Company and converted into options, RSUs and RSAs of the Company;

In addition, each holder of Old Sarcos capital stock (including any Old Sarcos RSAs) was entitled to a right to Contingent Merger Consideration at the Closing Date in the form of earn-outs, up to an aggregate of 28,125,000 shares of Common Stock.

On the Closing Date, certain investors (the “PIPE Investors”) purchased from the Company an aggregate of 22,000,000 shares (the “PIPE Shares”) of Common Stock at a price of $10.00 per share, for an aggregate purchase price of $220.0 million (the “PIPE Financing”), in a private placement pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into effective as of April 5, 2021.

On September 27, 2021, the Common Stock and warrants of Sarcos Technology and Robotics Corporation (formerly those of Rotor Acquisition Corp.), ceased trading on the New York Stock Exchange and began trading on Nasdaq as “STRC” and “STRCW”, respectively.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to current year presentation. The Company’s fiscal year begins on January 1 and ends on December 31.

COVID-19 Pandemic

COVID-19 Pandemic

In March 2020, the World Health Organization declared the outbreak of COVID-19 a pandemic. Modifications continue to be made to the Company’s normal operations because of the COVID-19 pandemic and the Company continues to monitor its operations and government recommendations. Travel restrictions and capacity limits at customer locations imposed in response to the COVID-19 pandemic continue to cause delays in the assessment and deployment of the Company’s products. Although it is widely expected that the impact of the pandemic will subside over time, the Company cannot predict the future extent or duration of the impact that the COVID-19 pandemic will have on its financial condition and operations. The impact of the COVID-19 pandemic on the Company’s financial performance will depend on future developments, including the duration and spread of the outbreak and related governmental advisories and restrictions. If the financial markets and/or the overall economy continue to be impacted for an extended period, the Company’s operations and financial results may be adversely affected.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of revenue and expenses during the reporting period. The Company’s most significant estimates and judgments involve contract revenue recognized based on estimates of total contract costs and cost to complete uncompleted contracts, estimates of potential losses on uncompleted contracts, impairment evaluation of contract assets and property and equipment, useful lives of property and equipment, valuation allowance for net deferred income taxes and valuation of the Company’s stock-based compensation and warrants. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

Liquidity and Capital Resources

Liquidity and Capital Resources

Cash and cash equivalents were $217.1 million as of December 31, 2021, compared to $33.7 million as of December 31, 2020. The Company has historically incurred losses and negative cash flows from operations. As of December 31, 2021, the Company also had an accumulated deficit of approximately $145.5 million and working capital of $222.2 million.

These financial statements have been prepared in accordance with GAAP and this basis assumes the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company’s main sources of liquidity are cash generated by equity offerings and debt. The Company’s primary use of cash is for operations and administrative activities including employee-related expenses, and general, operating and overhead expenses. Future capital requirements will depend on many factors, including the Company’s customer growth rate, customer retention, timing and extent of development efforts, the expansion of sales and marketing activities, the introduction of new and enhanced product offerings and market acceptance of the Company’s products.

On September 24, 2021, the Company completed the Business Combination and raised net cash proceeds of $228.8 million, net of transaction costs. The Company believes it has sufficient financial resources for at least the next 12 months from the date of this prospectus.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents, accounts receivable and unbilled receivables. The Company’s cash is placed with high-credit-quality financial institutions and issuers, and at times exceed federally insured limits. The Company has not experienced any losses relating to its cash equivalents.

The Company’s accounts receivable and unbilled receivables are derived from customers located in the United States. The Company performs periodic credit evaluations of its customers. The Company does not require collateral.

Accounts receivable

As of December 31, 2021, one of our customers accounted for more than 10% of the Company’s accounts receivable, which in total represented 81% of the accounts receivable as of the end of the year. As of December 31, 2020, five customers each accounted for more than 10% of the Company’s accounts receivable, which in total represented 97% of the accounts receivable as of the end of the year.

Revenue

Five and three customers accounted for more than 10% of the Company’s revenue for each of the years ended December 31, 2021 and 2020, respectively. These concentrations accounted for 87% and 64% of revenue for the years ended December 31, 2021 and 2020, respectively. The total amount of revenue for each such customer was as follows:

(In thousands)	2021	2020
Customer A	$1,685	$2,222
Customer B	630	2,156
Customer C	*NM	1,066
Customer D	928	*NM
Customer E	602	*NM
Customer F	555	*NM

*NM - Not meaningful as the customer’s related revenue was less than 10% of the Company’s revenue for the respective year.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash as deposits held in bank accounts and undeposited funds. All highly liquid investments with an original maturity of three months or less at the time of purchase are considered to be cash equivalents. The Company’s cash equivalents may be comprised of money market funds, certificates of deposit of major financial institutions and U.S. Treasury bills.

Accounts Receivable

Accounts Receivable

Receivables are recorded at the amount the Company expects to collect. Management determines the need for an allowance for doubtful receivables using a specific identification method after taking into account all of its remedies for collection. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Recoveries of receivables previously written off are recorded when payment is received as other income. Management determined no allowance for doubtful receivables was necessary as of December 31, 2021 and 2020. Receivables are comprised of amounts invoiced for completed contracts and contracts in progress. As of December 31, 2021 and 2020, no amounts have been written off or provided for recoverability.

Inventories

Inventories

Inventories primarily consist of raw materials, work-in-process and finished goods. Inventories are stated at the lower of cost or estimated net realizable value. Costs are computed on the first-in, first-out basis and include material, labor and manufacturing overhead. Adjustments are also made to reduce the cost of inventory for estimated excess or obsolete balance by evaluating inventory against forecasted revenue and production requirements.

Property and Equipment

Property and Equipment

Property and equipment is carried at acquisition cost less accumulated depreciation. Depreciation is computed using the straight-line method based on the estimated useful lives of the related assets. The estimated useful lives by asset classification are generally as follows:

Useful life
Robotics and manufacturing equipment	1 – 10 years
Computer equipment	3 – 5 years
Software	3 years
Furniture and fixtures	3 years
Leasehold improvements	Lesser of the useful life or the remaining term of the lease

Expenditures for maintenance and repairs are expensed when incurred and betterments that extend the useful lives of property and equipment are capitalized. When assets are retired or disposed, the asset’s original cost and related accumulated depreciation are eliminated, and any gain or loss is reflected in the statements of operations.

Impairment of Property and Equipment

Impairment of Property and Equipment

The Company evaluates on an annual basis its property and equipment for indicators of possible impairment when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Impairment exists if the carrying amounts of such assets exceed the estimates of future net undiscounted cash flows expected to be generated by such assets. No impairment loss was recognized during the years ended December 31, 2021 and 2020.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from the sale of its products and from the delivery of goods and services arising out of its contractual arrangements to provide research and development services that are fully funded by the customer. The Company recognizes revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process:

(1)

Identify the contract with a customer: A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights and obligations regarding the products and services to be transferred and identifies the payment terms related to these products and services, (ii) the contract has commercial substance and (iii) the Company determines that collection of substantially all consideration for products and services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. Contract modifications may include changes in scope of work, and/or the period of completion of the project. The Company analyzes contract modifications to determine if they should be accounted for as a modification to an existing contract or a new stand-alone contract.

(2)

Identify the performance obligations in the contract: The Company enters into contracts that can include combinations of products and services, which are either capable of being distinct and accounted for as separate performance obligations or as one performance obligation if the majority of tasks and services form a single project or capability. However, determining whether products or services are considered distinct performance obligations that should be accounted for separately may require significant judgment.

(3)

Determine the transaction price: The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer. Such amounts are typically stated in the customer contract. However, to the extent that the Company identifies variable consideration, the Company will estimate the variable consideration at the onset of the arrangement as long as it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company’s current contracts do not include any significant financing components because the timing of the transfer of the underlying products and services under contract are at the customers’ discretion. Additionally, the Company does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. Taxes collected from customers and remitted to governmental authorities are not included in revenue.

(4)

Allocate the transaction price to performance obligations in the contract: Once the Company has determined the transaction price, the total transaction price is allocated to each performance obligation in a manner depicting the amount of consideration to which the Company expects to be entitled in exchange for transferring the good(s) or service(s) to the customer. If applicable, the Company allocates the transaction price to each performance obligation identified in the contract on a relative standalone selling price basis. The standalone selling price represents the amount the Company would sell the good(s) or service(s) to a customer on a standalone basis. For government contracts, the Company uses expected cost plus a margin as the standalone selling price. Because the Company's contract pricing with government customers is based on expected cost plus margin, the standalone selling price of the good(s) or service(s) in the Company's contracts with government customers are typically equal to the selling price stated in the contract. When we sell standard good(s) or service(s) with observable standalone sale transactions, the observable standalone sales transactions are used to determine the standalone selling price.

(5)

Recognize revenue when or as the Company satisfies a performance obligation: For each performance obligation identified, the Company determines at contract inception whether we satisfy the performance obligation over time or at a point in time. For performance obligations satisfied over time, revenue is recognized as work progresses when the Company is entitled to the reimbursement of costs plus a reasonable profit for work performed for which the Company has no alternate use. For these performance obligations, the Company generally recognizes revenue using an input method with revenue amounts being recognized proportionately as costs are incurred relative to the total expected costs to satisfy the performance obligation. The Company believes that costs incurred as a portion of total estimated costs is an appropriate measure of progress towards satisfaction of the performance obligation since this measure reasonably depicts the progress of the work effort. Revenue for performance obligations that are not recognized over time are recognized at the point in time when control transfers to the customer (which is generally upon delivery). For performance obligations that are satisfied at a point in time, the Company evaluates the point in time when the customer can direct the use of, and obtain the benefits from, the products and services. Shipping and handling costs are recorded at the time of product shipment to the customer and are included within revenue.

Revenue from Contracts with Customers

The Company derives its revenue from two sources. First, the Company enters into research and development agreements primarily relating to the commercialization of the Company’s core products. Second, the Company sells its products and related parts and repair services. Research and development services revenue includes revenue arising from different types of contractual arrangements, including cost-type contracts and fixed-price contracts. Revenue from the sales of the Company’s products primarily includes sales of the Company’s Guardian S remote-controlled visual inspection and surveillance robotic system and its Guardian Heavy-Lift System (“HLS”).

Research and Development Services

Cost-type contracts – Research, development and/or testing service contracts, including cost-plus-fixed-fee and time and material contracts, relate primarily to the development of technology in the areas of robotics, artificial intelligence and unmanned systems. Cost-type contracts are generally entered into with the U.S. government. These contracts are billed at cost plus a margin as defined by the contract and Federal Acquisition Regulation (“FAR”). The FAR establishes regulations around procurement by the government and provides guidance on the types of costs that are allowable in establishing prices for goods and services delivered under government contracts. Revenue on cost-type contracts is recognized over time as goods and services are provided.

Fixed-price contracts – Fixed-price development contracts relate primarily to the development of technology in the area of robotic platforms. Fixed-price development contracts generally require a significant service of integrating a complex set of tasks and components into a single deliverable. Revenue on fixed-price contracts is generally recognized over time as goods and services are provided. To the extent the Company’s actual costs vary from the fixed fee, we will generate more or less profit or could incur a loss. The Company will recognize losses at the contract level in earnings in the period in which they are incurred.

Product Revenue

Product revenue relate to sales of the Company’s Guardian S and Guardian HLS products, and certain miscellaneous parts, accessories and repair services. The Company provides a limited one-year warranty on product sales. Product warranties are considered assurance-type warranties and are not considered to be separate performance obligations. Product revenue is recognized at the point in time when ownership of the goods is transferred, generally at the time of shipment to the customer. At the time product revenue is recognized, an accrual is established for estimated warranty expenses based on historical experience as well as anticipated product performance.

The revenue recognized for Research and Development Services and Product Revenue were as follows:

	For the three months ended March 31,
(In thousands)	2022	2021
Research and Development Services	$733	$1,600
Product Revenue	10	199
Revenue, net	$743	$1,799

Contract Balances

The timing of revenue recognition, billing, and cash collection results in the recognition of accounts receivable, unbilled receivables, contract assets and deferred revenue in the Company’s condensed consolidated balance sheets.

Cash funds received in excess of revenue recognized that is contingent upon the satisfaction of performance obligations is accounted for as deferred revenue.

Contract assets include unbilled amounts resulting from contracts in which revenue is recognized over time, revenue recognized that exceeds the amount billed and the right to payment is not only subject to the passage of time and further performance.

The opening and closing balances of our accounts receivable, unbilled receivables, contract assets and deferred revenue are as follows:

(In thousands)	Accounts receivable	Unbilled receivable	Contract assets (current)	Contract assets (long-term)	Deferred revenue (current)
Ending Balance as of December 31, 2021	788	221	94	36	30
Increase/(decrease), net	12	(62)	(43)	—	—
Ending Balance as of March 31, 2022	$800	$159	$51	$36	$30

The Company recorded its current contract assets, long-term contract assets and current deferred revenue within prepaid expenses and other current assets, other non-current assets, and accrued liabilities, respectively. During the three months ended March 31, 2022 and 2021, the Company recognized no revenue related to deferred revenue which existed at December 31, 2021 and 2020, respectively.

Remaining Performance Obligations

As of March 31, 2022, the Company had backlog, or revenue related to remaining performance obligations, of $1.8 million. We expect all of this backlog to be recognized during 2022.

Revenue Recognition

The Company recognizes revenue from the sale of its products and from the delivery of goods and services arising out of its contractual arrangements to provide research and development services that are fully funded by the customer. The Company recognizes revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process:

1) Identify the contract with a customer: A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights and obligations regarding the products and services to be transferred and identifies the payment terms related to these products and services, (ii) the contract has commercial substance and (iii) the Company determines that collection of substantially all consideration for products and services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. Contract modifications may include changes in scope of work, and/or the period of completion of the project. The Company analyzes contract modifications to determine if they should be accounted for as a modification to an existing contract or a new stand-alone contract.

2) Identify the performance obligations in the contract: The Company enters into contracts that can include combinations of products and services, which are either capable of being distinct and accounted for as separate performance obligations or as one performance obligation if the majority of tasks and services form a single project or capability. However, determining whether products or services are considered distinct performance obligations that should be accounted for separately may require significant judgment.

3) Determine the transaction price: The transaction price is determined based on the consideration to which the Company will be entitled to in exchange for transferring goods or services to the customer. Such amounts are typically stated in the customer contract. However, to the extent that the Company identifies variable consideration, the Company will estimate the variable consideration at the onset of the arrangement as long as it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company’s current contracts do not include any significant financing components because the timing of the transfer of the underlying products and services under contract are at the customers’ discretion. Additionally, the Company does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. Taxes collected from customers and remitted to governmental authorities are not included in revenue.

4) Allocate the transaction price to performance obligations in the contract: Once the Company has determined the transaction price, the total transaction price is allocated to each performance obligation in a manner depicting the amount of consideration to which the Company expects to be entitled in exchange for transferring the good(s) or service(s) to the customer. If applicable, the Company allocates the transaction price to each performance obligation identified in the contract on a relative standalone selling price basis. The standalone selling price represents the amount we would sell the good(s) or service(s) to a customer on a standalone basis. For the government contracts, the Company uses expected cost plus a margin as standalone selling price. Because our contract pricing with the government customer is based on expected cost plus margin the standalone selling price of the good(s) or service(s) in our contracts with the government customer are typically equal to the selling price stated in the contract. When we sell standard good(s) or service(s) with observable standalone sale transactions, the observable standalone sales transactions are used to determine the standalone selling price.

5) Recognize revenue when or as the Company satisfies a performance obligation: For each performance obligation identified, we determine at contract inception whether we satisfy the performance obligation over time or at a point in time. For performance obligations satisfied over time, revenue is recognized as work progresses when the Company is entitled to the reimbursement of costs plus a reasonable profit for work performed for which the Company has no alternate use. For these performance obligations, the Company generally recognizes revenue using an input method with revenue amounts being recognized proportionately as costs are incurred relative to the total expected costs to satisfy the performance obligation. The Company believes that costs incurred as a portion of total estimated costs is an appropriate measure of progress towards satisfaction of the performance obligation since this measure reasonably depicts the progress of the work effort. Revenue for performance obligations that are not recognized over time are recognized at the point in time when control transfers to the customer (which is generally upon delivery). For performance obligations that are satisfied at a point in time, the Company evaluates the point in time when the customer can direct the use of, and obtain the benefits from, the products and services. Shipping and handling costs are recorded at the time of product shipment to the customer and are included within revenue.

Revenues from Contracts with Customers

The Company derives its revenue from two sources. First, the Company enters into research and development agreements primarily relating to the commercialization of the Company’s core products. Second, the Company sells its products and related parts and repair services. The research and development services revenue includes revenue arising from different types of contractual arrangements, including cost-type contracts and fixed-price contracts. Revenue from the sales of the Company’s products primarily includes sales of the Company’s Guardian S remote-controlled visual inspection and surveillance robotic system and its Guardian Heavy-Lift System (“HLS”).

Research and Development Services

Cost-type contracts – Research, development and/or testing service contracts, including cost-plus-fixed-fee and time and material contracts, relate primarily to the development of technology in the areas of robotics, artificial intelligence and unmanned systems. Cost-type contracts are generally entered into with the U.S. government. These contracts are billed at cost plus a margin as defined by the contract and Federal Acquisition Regulation (“FAR”). The FAR establishes regulations around procurement by the government and provides guidance on the types of costs that are allowable in establishing prices for goods and services delivered under government contracts. Revenue on cost-type contracts is recognized over time as goods and services are provided.

Fixed-price contracts – Fixed-price development contracts relate primarily to the development of technology in the area of robotic platforms. Fixed-price development contracts generally require a significant service of integrating a complex set of tasks and components into a single deliverable. Revenue on fixed-price contracts is generally recognized over time as goods and services are provided. To the extent the Company’s actual costs vary from the fixed fee, we will generate more or less profit or could incur a loss. The Company will recognize losses at the contract level in earnings in the period in which they are incurred.

Product Revenue

Product revenues relate to sales of the Company’s Guardian S and Guardian HLS products, and certain miscellaneous parts, accessories and repair services. The Company provides a limited one-year warranty on product sales. Product warranties are considered assurance-type warranties and are not considered to be separate performance obligations. Revenue on product sales is recognized at the point in time when ownership of the goods is transferred, generally at the time of shipment to the customer. At the time revenue is recognized, an accrual is established for estimated warranty expenses based on historical experience as well as anticipated product performance.

The revenue recognized for Research and Development Services and Product Revenue were as follows:

	December 31,
(In thousands)	2021	2020
Research and Development Services	$3,584	$6,811
Product Revenue	1,491	2,002
Revenue, net	$5,075	$8,813

Contract Balances

The timing of revenue recognition, billing, and cash collection results in the recognition of accounts receivable, unbilled receivables, contract assets, and deferred revenue in the Company’s consolidated balance sheets.

Cash funds received in excess of revenues recognized that is contingent upon the satisfaction of performance obligations is accounted for as deferred revenue.

Contract assets include unbilled amounts resulting from contracts in which revenue is recognized over time, revenue recognized exceeds the amount billed, and right to payment is not only subject to the passage of time and further performance.

The opening and closing balances of our accounts receivable, unbilled receivables, contract assets and deferred revenues are as follows:

(In thousands)	Accounts receivable	Unbilled receivable	Contract assets (current)	Contract assets (long-term)	Deferred revenue (current)
Opening Balance as of December 31, 2019	$916	$868	$195	$110	$200
Increase/(decrease), net	135	(649)	(102)	(17)	(143)
Ending Balance as of December 31, 2020	1,051	219	93	93	57
Increase/(decrease), net	(263)	2	1	(57)	(27)
Ending Balance as of December 31, 2021	$788	$221	$94	$36	$30

The Company recorded its current contract assets, long-term contract assets and current deferred revenue within prepaid expenses and other current assets, other non-current assets, and accrued liabilities, respectively. For the deferred revenue balance, during the years ended December 31, 2021 and 2020, the Company recognized revenue of $0.1 million and $0.2 million, respectively, in the consolidated statements of operations and comprehensive loss.

Remaining performance obligations

As of December 31, 2021, the Company had backlog, or revenue related to remaining performance obligations, of $1.8 million. We expect that all of this backlog will be recognized in 2022.

Research and Development Costs		Research and Development Costs Research and development expenses consist of costs incurred for experimentation, design, and testing that are expensed as incurred.
Sales and Marketing Costs

Sales and Marketing Costs

The Company expenses advertising costs as incurred. Marketing costs include product demonstration, customer service, lead generation, public relations, market research and internal labor in the consolidated statements of operations and comprehensive loss.

Stock-Based Compensation

Stock-Based Compensation

The Company calculates the fair value of all stock-based awards, including stock options and restricted stock awards on the date of grant. The Company values stock options using the Black-Scholes option-pricing model, which requires the use of a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. The stock-based compensation expense is recognized on a straight-line basis over the requisite service periods of the awards, which is generally four years. The Company records forfeitures as they occur.

Income Taxes

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes related primarily to differences between the tax bases and financial reporting bases of assets and liabilities. Deferred income taxes represent future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. The Company determines its valuation allowance on deferred tax assets by considering both positive and negative evidence, including its operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis, to ascertain whether it is more likely than not that deferred tax assets will be realized. In the event the Company determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance, which would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period such determination is made.

Recently Issued Accounting Standard Pronouncements

Recently Adopted Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2019-12, Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the current guidance, and improving the consistent application of and simplification of other areas of the guidance. The Company adopted this ASU on January 1, 2022, using a prospective approach. The adoption of ASU 2019-12 did not have a material impact on the Company's condensed consolidated financial statements and related disclosures.

Recently Issued Accounting Standard Pronouncements

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time as the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU 2016-02 regarding Accounting Standards Codification (“ASC”) 842 Leases. The amendments in this guidance require balance sheet recognition of lease assets and lease liabilities by lessees for leases classified as operating leases, with an optional policy election to not recognize lease assets and lease liabilities for leases with a term of 12 months or less. The amendments also require new disclosures, including qualitative and quantitative requirements, providing additional information about the amounts recorded in the consolidated financial statements. The amendments require a modified retrospective approach with optional practical expedients. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements. ASU 2018-11 provides entities another option for transition, allowing entities to not apply the new standard in the comparative periods they present in their consolidated financial statements in the year of adoption. In June 2020, the FASB Issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities. The update defers the initial effective date of ASU 2016-02 by one year for private companies and private not-for-profits. For these entities, the effective date is for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company will present the impact of the new guidance in its annual statements as of December 31, 2022 and its interim statements thereafter. The Company is currently in the process of evaluating the impact adopting ASC 842 will have on its condensed consolidated financial statements and related disclosures.

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost to be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2023, with early application permitted. The Company does not expect adoption of this new guidance to have a material impact on its results of operations, financial condition and financial statement disclosures.

Recently Issued Accounting Standard Pronouncements

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time as the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02 regarding Accounting Standards Codification (“ASC”) 842 Leases. The amendments in this guidance require balance sheet recognition of lease assets and lease liabilities by lessees for leases classified as operating leases, with an optional policy election to not recognize lease assets and lease liabilities for leases with a term of 12 months or less. The amendments also require new disclosures, including qualitative and quantitative requirements, providing additional information about the amounts recorded in the consolidated financial statements. The amendments require a modified retrospective approach with optional practical expedients. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements. ASU 2018-11 provides entities another option for transition, allowing entities to not apply the new standard in the comparative periods they present in their consolidated financial statements in the year of adoption. In June 2020, the FASB Issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities (“ASU 2020-05”). The update defers the initial effective date of ASU 2016-02 by one year for private companies and private non-for-profits. For these entities, the effective date is for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company will present the impact of the new guidance in its annual statements as of December 31, 2022 and its interim statements thereafter. The Company is currently in the process of evaluating the impact adopting ASC 842 will have on its consolidated financial statements and related disclosures.

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2023, with early application permitted. The Company does not expect adoption of this new guidance to have a material impact on its results of operations, financial condition and financial statement disclosures.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 is intended to simplify the accounting for income taxes by removing certain exceptions to the general principles and to simplify areas such as franchise taxes, step up in tax basis goodwill, separate entity financial statements and interim recognition of enactment of tax laws or rate changes. The ASU is effective for the Company beginning January 1, 2022. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).

The condensed consolidated financial statements as of March 31, 2022, are unaudited. The condensed consolidated balance sheet as of December 31, 2021, included herein was derived from the audited consolidated financial statements as of that date. Certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted.  As such, the information included herein should be read in conjunction with the consolidated financial statements and accompanying notes as of and for the year ended December 31, 2021, included in the Company’s Annual Report on Form 10-K, filed with the SEC on March 29, 2022.

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The Company’s fiscal year begins on January 1 and ends on December 31.

In the opinion of the Company’s management, the unaudited condensed consolidated financial statements include all adjustments necessary for the fair presentation of the Company’s balance sheet as of March 31, 2022, the results of operations, including its comprehensive loss, and stockholders’ equity for the three months ended March 31, 2022 and 2021, and the statement of cash flows for the three months ended March 31, 2022 and 2021. All adjustments are of a normal recurring nature. The results for the three months ended March 31, 2022 are not necessarily indicative of the results to be expected for any subsequent quarter or for the fiscal year ending December 31, 2022.

Summary of Significant Accounting Policies

Summary of Significant Accounting Policies

There have been no changes to the Company’s significant accounting policies described in the annual consolidated financial statements for the year ended December 31, 2021 that have had a material impact on the Company’s condensed consolidated financial statements and related notes.

In March 2020, the World Health Organization declared the outbreak of COVID-19 a pandemic. Modifications continue to be made to the Company’s normal operations because of the COVID-19 pandemic and the Company continues to monitor its operations and government recommendations. Travel restrictions and capacity limits at customer locations imposed in response to the COVID-19 pandemic continue to cause delays in the assessment and deployment of the Company’s products. Although it is widely expected that the impact of the pandemic will subside over time, the Company cannot predict the future extent or duration of the impact that the COVID-19 pandemic will have on its financial condition and operations. The impact of the COVID-19 pandemic on the Company’s financial performance will depend on future developments, including the duration and spread of the outbreak and related governmental advisories and restrictions. If the financial markets and/or the overall economy continue to be impacted for an extended period, the Company’s operations and financial results may be adversely affected.

Liquidity and Capital Resources

Liquidity and Capital Resources

Cash and cash equivalents were $199.0 million as of March 31, 2022, compared to $217.1 million as of December 31, 2021. The Company has historically incurred losses and negative cash flows from operations. As of March 31, 2022, the Company also had an accumulated deficit of approximately $164.7 million and working capital of $202.4 million.

These financial statements have been prepared in accordance with GAAP and this basis assumes the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company’s main sources of liquidity have been cash generated by equity offerings and debt. The Company’s primary use of cash is for operations and administrative activities including employee-related expenses, and general, operating and overhead expenses. Future capital requirements will depend on many factors, including the Company’s customer growth rate, customer retention, timing and extent of development efforts, the expansion of sales and marketing activities, the introduction of new and enhanced product offerings and market acceptance of the Company’s products. The Company believes it has sufficient financial resources for at least the next 12 months from the date of our Quarterly Report on Form 10-Q filed on May 11, 2022.